Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of stock-based compensation expense recognized for employees and non-employees

	Year Ended
	December 31,
By Expense Category:	2024	2023
Cost of revenue	$225	$—
Research and development	3,489	2,294
General and administrative	15,092	7,795
Total stock-based compensation expense	$18,806	$10,089

Schedule of unamortized compensation expense and weighted average remaining recognition period

	As of December 31, 2024
		Weighted
		Average
		Remaining
		Recognition
	Unamortized	Period
	Expense	(Years)
Stock options	$8,138	1.4
Restricted and performance stock units	$22,615	2.3

Schedule of assumptions used for estimating the fair value of stock options

	Year Ended
	December 31,
	2024	2023
Expected dividend yield	—	—
Risk-free interest rate	3.98%	3.46% - 4.73%
Expected volatility	90%	90% - 95%
Expected life (years)	6.1	5.8 - 6.1

Schedule of stock option activity

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2023	9,573,937	$4.80
Granted	7,500	12.86
Exercised	(380,096)	4.66
Cancelled	(192,336)	7.24
Outstanding as of December 31, 2024	9,009,005	$4.76	6.8	$63,218
Exercisable as of December 31, 2024	7,039,951	$4.52	6.6	$51,127
Vested and expected to vest as of December 31, 2024	8,806,504	$4.74	6.8	$62,022

Schedule of unvested RSU awards outstanding

		Weighted
		Average
		Grant-Date
	Number of	Fair Value
	RSUs	(per RSU)
Unvested as of December 31, 2023	1,657,978	$6.41
Granted	2,164,377	12.56
Vested	(725,038)	6.48
Forfeited	(149,268)	8.32
Unvested as of December 31, 2024	2,948,049	$10.82

Schedule of additional information related to stock options

	December 31,
	2024	2023
Cash proceeds from options exercised	$1,771	$495
Aggregate intrinsic value of options exercised	$2,907	$468
Fair value of options vested	$6,773	$10,143

Employee Stock Purchase Plan
Schedule of assumptions used for estimating the fair value of stock options

	Year Ended
	December 31,
	2024	2023
Expected dividend yield	—	—
Risk-free interest rate	4.80% - 5.27%	5.20% - 5.47%
Expected volatility	62% - 72%	60% - 64%
Expected life (years)	0.50	0.50